Note 13 - Employee Benefits (Details) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Option Activity [Abstract]
Outstanding, January 1	79,693	88,774
Outstanding, January 1 (in Dollars per share)	$ 27.25	$ 26.81
Exercised	(21,112)
Exercised (in Dollars per share)	$ 24.11
Forfeited		(9,081)
Forfeited (in Dollars per share)		$ 22.94
Outstanding, December 31	58,581	79,693
Outstanding, December 31 (in Dollars per share)	$ 28.38	$ 27.25
Exercisable, December 31	58,581	79,693
Exercisable, December 31 (in Dollars per share)	$ 28.38	$ 27.25